Leases - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities		$ 41,848,333	$ 51,131,575	$ 59,351,649
Current lease liability	$ 472,979	8,003,743	6,680,488
Non-current lease liabilities	$ 2,000,035	$ 33,844,590	$ 44,451,087
PEMEX
Disclosure of quantitative information about right-of-use assets [line items]
Lessee, renegotiation option, terms	5 years
PEMEX | Bottom of range
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	1 year
Estimated useful life	1 year
PEMEX | Top of range
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	20 years
Estimated useful life	3 years